Other non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non current liabilities

	2021	2020
	£m	£m
Deferred income¹	78	101
Customer contributions²	400	428
Contingent consideration (note 38)	18	44
Other payables	347	318
	843	891
1.    Principally the deferral of profits relating to the sale of property, which we expect to recognise in future years.
2.    Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.